Loss per Share (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Earnings per share [Table Text Block]
	August 31,	August 31,	August 31,
	2018	2017	2016

Weighted average number of common shares used in the calculation of basic loss per share	215,152,381	187,869,637	167,184,272
Diluted impact of convertible redeemable preferred shares	-	-	-
Diluted impact of warrants	-	-	-
Diluted impact of stock options	-	-	-

Weighted average number of common used in the calculation of diluted loss per share	215,152,381	187,869,637	167,184,272